Restructuring Costs (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017	Apr. 01, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring costs	[1]	$ 789	[2]	$ 238	$ 23
Restructuring Reserve [Abstract]
Accrued expenses and other current liabilities		367		171
Other long-term liabilities		153		6
Total		520		177
Fiscal 2017 Plan
Restructuring Cost and Reserve [Line Items]
Restructuring costs		(32)		248
Restructuring Reserve [Abstract]
Total		22		161	0
Restructuring cost incurred to date		216
Fiscal 2016 Plan
Restructuring Cost and Reserve [Line Items]
Restructuring costs		(2)		(7)
Restructuring Reserve [Abstract]
Total		5		13	59
Restructuring cost incurred to date		57
Fiscal 2015 Plan
Restructuring Cost and Reserve [Line Items]
Restructuring costs		0		(3)
Restructuring Reserve [Abstract]
Total		1		3	29
Restructuring cost incurred to date		228
Workforce Reductions | Fiscal 2017 Plan
Restructuring Cost and Reserve [Line Items]
Restructuring costs		(32)		239
Restructuring Reserve [Abstract]
Total		19		155	0
Restructuring cost incurred to date		207
Workforce Reductions | Fiscal 2016 Plan
Restructuring Cost and Reserve [Line Items]
Restructuring costs		(2)		(3)
Restructuring Reserve [Abstract]
Total		3		8	29
Restructuring cost incurred to date		24
Workforce Reductions | Fiscal 2015 Plan
Restructuring Cost and Reserve [Line Items]
Restructuring costs		0		(3)
Restructuring Reserve [Abstract]
Total		1		3	29
Restructuring cost incurred to date		220
Facilities Costs | Fiscal 2017 Plan
Restructuring Cost and Reserve [Line Items]
Restructuring costs		0		9
Restructuring Reserve [Abstract]
Total		3		6	0
Restructuring cost incurred to date		9
Facilities Costs | Fiscal 2016 Plan
Restructuring Cost and Reserve [Line Items]
Restructuring costs		0		(4)
Restructuring Reserve [Abstract]
Total		2		5	30
Restructuring cost incurred to date		33
Facilities Costs | Fiscal 2015 Plan
Restructuring Cost and Reserve [Line Items]
Restructuring costs		0		0
Restructuring Reserve [Abstract]
Total		0		$ 0	$ 0
Restructuring cost incurred to date		$ 8

[1]	Fiscal 2016 through fiscal 2018 have been adjusted to give effect to the retrospective adoption of ASU 2017-07 during the first quarter of fiscal 2019.
[2]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.